Fair value of financial instruments (Policies)	6 Months Ended
Jun. 30, 2019
Fair value of financial instruments [Abstract]
Fair value of financial instruments
Financial instruments measured at fair value are presented in accordance with the following level classification based on the nature of the inputs used for the calculation of fair value:

•	Level 1: Inputs are quoted prices in active markets for identical assets or liabilities.

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Level 2: Fair value is measured based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: Fair value is measured based on unobservable inputs for the asset or liability.

As of June 30, 2019, and December 31, 2018, all the financial instruments measured at fair value correspond to derivatives and have been classified as Level 2.